Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax [Line Items]
Recognized in Profit or Loss	$ (218)	$ (318)	$ (489)
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	2,197	2,785	3,133
Recognized in Profit or Loss	(67)	(357)	(270)
Recognized in Other Comprehensive Income	(31)	(231)	(78)
Ending balance	2,099	2,197	2,785
Deferred tax asset [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	1,514	1,744	1,816
Recognized in Profit or Loss	1	1	6
Recognized in Other Comprehensive Income	(31)	(231)	(78)
Ending balance	1,484	1,514	1,744
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	184	265	365
Recognized in Profit or Loss	(41)	(81)	(100)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	143	184	265
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	105	197	299
Recognized in Profit or Loss	(29)	(92)	(102)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	76	105	197
Deferred tax asset [Member] | Seniority bonus [Member]
Income tax [Line Items]
Beginning balance	5	5	4
Recognized in Profit or Loss	64	0	1
Recognized in Other Comprehensive Income	0	0	0
Ending balance	69	5	5
Deferred tax asset [Member] | Impairment loss on assets [Member]
Income tax [Line Items]
Beginning balance	0	0	4
Recognized in Profit or Loss	60	0	(4)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	60	0	0
Deferred tax asset [Member] | Estimated warranty liabilities [Member]
Income tax [Line Items]
Beginning balance	47	43	36
Recognized in Profit or Loss	1	4	7
Recognized in Other Comprehensive Income	0	0	0
Ending balance	48	47	43
Deferred tax asset [Member] | Valuation loss on financial assets [Member]
Income tax [Line Items]
Beginning balance	(24)	0	(33)
Recognized in Profit or Loss	(21)	(24)	33
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(45)	(24)	0
Deferred tax asset [Member] | Valuation Loss on Onerous Contracts [Member]
Income tax [Line Items]
Beginning balance	18	26	34
Recognized in Profit or Loss	19	(8)	(8)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	37	18	26
Deferred tax asset [Member] | Accrued Award Credits Liabilities [Member]
Income tax [Line Items]
Beginning balance	12	9	18
Recognized in Profit or Loss	5	3	(9)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	17	12	9
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	30	49	73
Recognized in Profit or Loss	(15)	(19)	(24)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	15	30	49
Deferred tax asset [Member] | Share of profit or loss of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	2	401	401
Recognized in Profit or Loss	6	(399)	0
Recognized in Other Comprehensive Income	0	0	0
Ending balance	8	2	401
Deferred tax asset [Member] | Unrealized foreign exchange loss gain, net [Member]
Income tax [Line Items]
Beginning balance	58	2	5
Recognized in Profit or Loss	(55)	56	(3)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	3	58	2
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	28	33	25
Recognized in Profit or Loss	(3)	(5)	8
Recognized in Other Comprehensive Income	0	0	0
Ending balance	25	28	33
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	2,027	2,774	3,113
Recognized in Profit or Loss	34	(516)	(261)
Recognized in Other Comprehensive Income	(31)	(231)	(78)
Ending balance	2,030	2,027	2,774
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	170	11	20
Recognized in Profit or Loss	(101)	159	(9)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	69	170	11
Deferred Tax Liability
Income tax [Line Items]
Beginning balance	(2,301)	(2,189)	(1,967)
Recognized in Profit or Loss	(160)	(112)	(222)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(2,461)	(2,301)	(2,189)
Deferred Tax Liability | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	(2,114)	(1,969)	(1,812)
Recognized in Profit or Loss	(146)	(145)	(157)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(2,260)	(2,114)	(1,969)
Deferred Tax Liability | Unrealized foreign exchange loss gain, net [Member]
Income tax [Line Items]
Beginning balance	(1)	(27)	0
Recognized in Profit or Loss	(11)	26	(27)
Recognized in Other Comprehensive Income		0	0
Ending balance	(12)	(1)	(27)
Deferred Tax Liability | Others [Member]
Income tax [Line Items]
Beginning balance	(1)	(19)	(3)
Recognized in Profit or Loss	(9)	18	(16)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(10)	(1)	(19)
Deferred Tax Liability | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Recognized in Profit or Loss	0	0	0
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(95)	(95)	(95)
Deferred Tax Liability | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(70)	(55)	(30)
Recognized in Profit or Loss	4	(15)	(25)
Recognized in Other Comprehensive Income	0	0	0
Ending balance	(66)	(70)	(55)
Deferred Tax Liability | Intangible assets [member]
Income tax [Line Items]
Beginning balance	(20)	(24)	(27)
Recognized in Profit or Loss	2	4	3
Recognized in Other Comprehensive Income	0	0	0
Ending balance	$ (18)	$ (20)	$ (24)